CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS               February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
ASSET BACKED -- 5.8%
--------------------------------------------------------

Links Finance Corp.,
  5.59% due* 07/17/01       $100,000      $   99,996,219
  5.64% due* 10/15/01        300,000         300,000,000
  6.69% due 11/13/01          75,000          75,000,000
  5.63% due* 01/08/02        100,000         100,000,000
MLMI*,
  5.51% due 11/27/01          48,139          48,139,383
Restructured  Asset
  Securities *,
  5.59% due 06/22/01          65,000          65,000,000
SMM Trust*,
  5.65% due 10/22/01          57,000          57,000,000
Strategic Money Market
  Trust Receipts *,
  5.59% due 3/14/01          350,000         350,000,000
Strats  Trust*,
  5.61% due 08/20/01         100,000         100,000,000
                                          --------------
                                           1,195,135,602
                                          --------------

CERTIFICATES OF DEPOSIT (DOMESTIC) -- 1.0%
--------------------------------------------------------
Credit Suisse,
  5.52% due 03/19/01         200,000         200,000,000
                                          --------------
CERTIFICATES OF DEPOSIT (EURO) -- 3.9%
--------------------------------------------------------
Abbey  National Treasury
  Services,
  6.92% due 04/24/01         200,000         200,000,000
  7.09% due 05/03/01         150,000         150,002,449
Bayerische Landesbank,
  5.39% % due 01/16/02        50,000          50,004,228
Commerzbank,
  6.60% due 05/01/01          70,000          70,003,047
Credit Agricole Indosuez,
  6.61% due 05/31/01         102,000         102,011,283
  7.00% due 07/09/01         100,000         100,000,000
  6.75% due 09/28/01         144,000         144,034,588
                                          --------------
                                             816,055,595
                                          --------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 23.4%
--------------------------------------------------------
American Express Centurion,
  5.62% due 12/12/01         200,000         200,000,000
Bank America,
  6.98% due 03/30/01         110,000         110,000,000
  7.18% due 06/14/01         100,000         100,000,000
Bank One,
  6.68% due 11/02/01          50,000          50,008,088

Barclays Bank,
  5.53% due 03/16/01         300,000         300,000,000
  5.59% due 09/24/01         460,000         459,861,218
Bayerische Landesbank,
  5.50% due 06/04/01         135,000         134,984,392
Canadian Imperial,
  6.34% due 03/22/01         150,000         150,000,000
  7.07% due 05/03/01          62,000          62,021,799
  6.48% due 05/07/01         106,000         106,000,000
Commerzbank,
  6.67% due 03/01/01         100,000         100,000,000
  6.80% due 04/17/01          80,175          80,177,938
  6.88% due 04/30/01         110,000         109,996,574
  7.17% due 06/28/01         150,000         149,983,826
  7.15% due 06/29/01         125,000         125,042,391
  6.88% due 08/10/01         100,000          99,989,486
Credit Agricole Indosuez,
  6.89% due 08/24/01         100,000          99,988,578
  6.72% due 09/18/01          67,000          67,027,063
  5.59% due 09/24/01         230,000         229,930,609
Deutsche Bank,
  5.59% due 09/24/01         260,000         259,928,729
  6.89% due 08/20/01         167,000         166,977,641
Dresdner Bank,
  7.12% due 06/18/01         100,000          99,994,355
Merita Bank Plc,
  6.65% due 11/09/01         200,000         199,973,670
  6.78% due 09/17/01         200,000         199,958,445
  6.64% due 10/19/01         100,000          99,987,926
  5.24% due 02/20/02         171,000         170,990,705
Rabobank Nederland,
  6.85% due 04/06/01         100,000          99,997,195
  7.18% due 06/13/01          50,000          49,995,289
  5.28% due 01/14/02          70,000          70,017,663
Royal Bank,
  6.01% due 09/11/01         112,000         112,005,787
Societe Generale,
  6.80% due 04/10/01          50,000          49,998,961
  6.81% due 04/17/01          50,000          50,001,676
  6.75% due 04/18/01         110,000         109,995,708
Svenska Handelsbanken,
  6.80% due 09/05/01         175,000         174,982,904
UBS AG Stamford,
  6.01% due 09/04/01          72,300          72,313,706
  5.22% due 02/20/02         122,000         121,977,088
                                          --------------
                                           4,844,109,410
                                          --------------

COMMERCIAL PAPER -- 35.8%
--------------------------------------------------------
ABN-Amro Bank,
  6.65% due 04/17/01         140,000         140,001,118
Alpine Securitization Corp.,
  5.52% due 03/05/01         275,000         274,831,333
Aspen Funding Corp.,
  5.56% due 03/01/01         100,000         100,000,000

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)   February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------
Asset Backed Capital
  Finance Inc.,
  6.50% due 03/09/01        $105,000      $  104,848,333
Asset Portfolio
  Funding Corp.,
  5.50% due 03/15/01         200,000         199,572,222
  6.37% due 03/16/01          54,784          54,638,594
Asset Securitization
  Coop Corp.,
  5.50% due 03/13/01          50,000          49,908,333
Atlantis One Funding Corp.,
  6.40% due 03/09/01         130,690         130,504,130
  5.50% due 03/16/01         187,462         187,032,400
BankAmerica Corp.,
  6.45% due 04/09/01          45,000          44,685,563
Banco Santander,
  5.51% due 03/09/01          50,000          49,938,778
  5.07% due 07/31/01          50,000          48,929,667
Blue Ridge Asset,
  5.50% due 03/02/01          42,276          42,269,541
  5.52% due 03/13/01         106,305         106,109,399
  5.55% due 03/13/01          24,102          24,057,411
Brahms Funding Corp.,
  5.62% due 03/26/01         106,934         106,516,660
  5.60% due 03/27/01         103,144         102,726,840
  5.58% due 03/29/01          60,000          59,739,600
  5.43% due 04/25/01         258,447         256,302,967
  5.34% due 04/27/01         353,460         350,471,496
British
  Telecommunications Plc,
  5.67% due 10/09/01         100,000         100,000,000
Compass Securities,
  5.50% due 03/15/01         110,000         109,764,722
  5.50% due 03/16/01          44,960          44,856,967
Credit Suisse,
  6.48% due 03/16/01         125,000         124,662,500
  6.45% due 04/04/01         125,000         124,238,542
Forrestal Funding,
  6.51% due 03/09/01          29,211          29,168,741
Four Winds Funding Corp.,
  5.50% due 03/01/01         117,757         117,757,000
  6.24% due 03/19/01          50,000          49,844,000
  6.24% due 03/20/01          50,000          49,835,333
GE Financial Assurance
  Holdings,
  5.59% due 03/01/01          66,000          66,000,000
General Electric
  Capital Corp.,
  6.42% due 04/10/01         200,000         198,573,333
  6.41% due 04/11/01          25,000          24,817,493
  6.43% due 04/12/01         200,000         198,499,667
Giro Funding,
  5.51% due 03/08/01         124,068         123,935,075
  5.53% due 03/09/01          43,173          43,119,945
  5.51% due 03/12/01          83,260          83,119,823
  6.36% due 03/15/01         131,894         131,567,782
  5.50% due 04/17/01         107,426         106,654,622
  6.17% due 06/15/01          50,000          49,091,639
Goldman Sachs Corp.,
  6.19% due 05/11/01         100,000          98,779,194

Greyhawk Capital Corp.,
  5.55% due 03/09/01          44,542          44,487,065
  6.14% due 06/11/01          55,000          54,043,183
  6.14% due 06/13/01          50,000          49,113,111
K2 USA,
  6.48% due 03/28/01          71,000          70,654,940
  6.16% due 06/01/01          77,300          76,083,126
MICA Funding,
  5.51% due 03/15/01          90,490          90,296,100
Moat Funding,
  6.27% due 04/24/01          48,000          47,548,560
  6.27% due 04/27/01          50,000          49,503,625
Morgan Stanley Dean
  Witter Discover*,
  5.67% due 03/16/01         200,000         200,000,000
Moriarty Ltd.,
  6.43% due 04/19/01          50,000          49,562,403
Paradigm Funding,
  5.51% due 03/08/01          50,000          49,946,431
  5.50% due 03/16/01          60,000          59,862,500
Pennine Funding,
  5.55% due 03/01/01          61,000          61,000,000
Perry Global Funding,
  6.31% due 03/02/01          47,775          47,766,626
  5.51% due 03/08/01         101,938         101,828,785
  5.51% due 03/16/01         180,311         179,897,036
  5.52% due 04/05/01         132,466         131,755,099
Rabobank Nederland,
  5.56% due 03/01/01         140,000         140,000,000
Receivables Capital Corp.,
  5.22% due 07/27/01          52,920          51,784,337
Sigma Finance Corp.,
  6.49% due 03/09/01          50,000          49,927,889
  6.49% due 03/13/01          50,000          49,891,833
  6.41% due 04/23/01          50,000          49,528,153
  6.43% due 04/23/01         100,000          99,053,361
Surrey Funding Corp.,
  5.49% due 03/08/01         240,000         239,743,800
  5.50% due 03/09/01         100,000          99,877,778
  5.50% due 03/12/01         455,830         455,063,952
UBS AG,
  6.32% due 05/01/01          73,700          72,910,755

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS               February 28, 2001
(Unaudited)

                            PRINCIPAL
                             AMOUNT
ISSUER                   (000'S OMITTED)         VALUE
--------------------------------------------------------
COMMERCIAL PAPER -- (CONT'D)
--------------------------------------------------------
Variable Funding,
  5.56% due 03/01/01        $170,735      $  170,735,000
  5.55% due* 10/12/01        250,000         249,974,624
                                          --------------
                                           7,399,210,835
                                          --------------

CORPORATE NOTE -- 0.7%
--------------------------------------------------------
Household Finance Corp.*,
  5.78% due 07/20/01          50,000          50,025,209
Merrill Lynch & Co. Inc.*,
  5.64% due 01/07/02         100,000          99,974,068
                                          --------------
                                             149,999,277
                                          --------------

MEDIUM TERM NOTES -- 14.5%
--------------------------------------------------------
Bear Stearns
  Companies Inc.*,
  5.64% due 09/19/01         300,000         300,000,000
Bear Stearns*,
  5.69% due 02/06/02         300,000         300,000,000
Credit Suisse*,
  5.64% due 03/05/01         250,000         249,999,455
  5.63% due 05/10/01         225,000         224,995,685
Deere John Capital Corp.*,
  5.42% due 02/08/02         150,000         149,925,012
E.I. Du Pont de Nemours & Co.,
  6.69% due 3/13/01           53,000          53,000,000
K2 Corp.*,
  5.57% due 01/15/02         165,000         165,000,000
  5.63% due 02/01/02         100,000         100,000,000
K2 USA*,
  5.57% due 02/13/02          30,000          30,000,000
  5.57% due 02/15/02         150,000         150,000,000
Merrill Lynch & Co. Inc.,
  5.65% due* 03/02/01        500,000         499,999,726
  6.69% due 11/13/01         100,000          99,993,315
Nationwide Building 144A*,
  5.57% due 12/12/01         115,000         115,000,000
Sigma Finance Corp.*,
  6.87% due 04/09/01         100,000         100,000,000
  5.61% due 10/05/01         250,000         249,962,671
  6.71% due 10/16/01         100,000         100,000,000
  5.55% due 02/15/02         100,000          99,980,767
                                          --------------
                                           2,987,856,631
                                          --------------

PROMISSORY NOTE -- 3.4%
--------------------------------------------------------
Goldman Sachs Group,
  6.75% due 03/19/01         475,000         475,000,000
  6.59% due 05/10/01         230,000         230,000,000
                                          --------------
                                             705,000,000
                                          --------------

TIME DEPOSITS -- 9.9%
--------------------------------------------------------
BNP Paribas,
  5.59% due 03/01/01         502,131         502,131,000
National Australia Bank,
  5.63% due 03/01/01         300,000         300,000,000
Societe Generale,
  5.63% due 03/01/01         300,000         300,000,000
  5.50% due 03/02/01         400,000         400,000,000
UBS AG,
  5.63% due 03/01/01         250,000         250,000,000
Westdeutesche,
  5.59% due 03/01/01         300,000         300,000,000
                                          --------------
                                           2,052,131,000
                                          --------------

UNITED STATES GOVERNMENT AGENCY -- 2.4%
--------------------------------------------------------
Federal Home Loan Bank,
  5.11% due 01/29/02          93,000          92,923,409
Federal Home Loan
  Mortgage Discount Notes,
  6.48% due 11/02/01         100,000          99,960,235
Federal National
  Mortgage Association,
  6.44% due 11/21/01         185,000         184,930,087
Federal National
  Mortgage Association,
  5.15% due 02/28/02         100,000          95,322,556
Federal National
  Mortgage Association,
  5.16% due 02/28/02          25,000          23,829,444
                                          --------------
                                             496,965,731
                                          --------------

TOTAL INVESTMENTS,
 AT AMORTIZED COST            100.8%      20,846,464,081
OTHER ASSETS,
 LESS LIABILITIES              (0.8)        (163,361,585)
                              -----      ---------------
NET ASSETS                    100.0%     $20,683,102,496
                              =====      ===============


* Variable interest rate -- subject to periodic change.

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2001 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A)                                   $20,846,464,081
Cash                                                                         281
Interest receivable                                                  238,233,551
--------------------------------------------------------------------------------
 Total assets                                                     21,084,697,913
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    400,000,000
Payable to affiliate--Investment Advisory fee (Note 2A)                1,193,568
Accrued expenses and other liabilities                                   401,849
--------------------------------------------------------------------------------
 Total liabilities                                                   401,595,417
--------------------------------------------------------------------------------
NET ASSETS                                                       $20,683,102,496
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                         $20,683,102,496
================================================================================


CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (Unaudited)
==============================================================================
INTEREST INCOME (Note 1B)                                         $537,776,439

EXPENSES:
Investment Advisory fees (Note 2A)                 $ 12,289,522
Administrative fees (Note 2B)                         4,096,507
Custody and fund accounting fees                      1,871,284
Trustees' fees                                           27,053
Audit fees                                               25,395
Legal fees                                                8,553
Other                                                    37,325
------------------------------------------------------------------------------
 Total expenses                                      18,355,639
Less: aggregate amounts waived by Investment
 Adviser and Administrator (Notes 2A, and 2B)       (10,127,607)
Less: fees paid indirectly (Note 1F)                    (35,353)
------------------------------------------------------------------------------
 Net expenses                                                        8,192,679
------------------------------------------------------------------------------
Net investment income                                             $529,583,760
==============================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS ENDED       YEAR ENDED
                                            FEBRUARY 28, 2001       AUGUST 31,
                                              (Unaudited)             2000
================================================================================
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income                      $    529,583,760    $    882,959,245
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  34,552,470,320      58,289,540,600
Value of withdrawals                        (28,791,292,218)    (59,709,503,859)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                   5,761,178,102      (1,419,963,259)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS         6,290,761,862        (537,004,014)
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          14,392,340,634      14,929,344,648
--------------------------------------------------------------------------------
End of period                              $ 20,683,102,496    $ 14,392,340,634
================================================================================

See notes to financial statements

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                           SIX MONTHS ENDED                             YEAR ENDED AUGUST 31,
                           FEBRUARY 28, 2001 -------------------------------------------------------------------------
                             (Unaudited)       2000             1999            1998           1997            1996
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets
 (000's omitted)             $20,683,102    $14,392,341     $14,929,345      $8,805,910     $7,657,400      $4,442,187
Ratio of expenses to
 average net assets                0.10%*         0.10%           0.10%           0.10%          0.10%           0.10%
Ratio of net investment
 income to average
 net assets                        6.46%*         5.93%           5.13%           5.65%          5.57%           5.64%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                        0.22%*         0.22%           0.22%           0.22%          0.23%           0.23%
Net investment income
 to average net assets             6.34%*         5.81%           5.01%           5.53%          5.44%           5.50%
======================================================================================================================

* Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acted as the Portfolio's Administrator through December 31, 2000. SSB Citi Fund Management LLC ("SSB
Citi"), an affiliate of Citibank, became the Fund Administrator effective January 1, 2001. Citibank, N.A. ("Citibank") acts as the Portfolio's Investment Adviser. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended ("1940 Act"). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

   E. OTHER   Purchases, maturities  and sales of money market  instruments  are accounted for on the date of the transaction.

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   F. FEES PAID INDIRECTLY The Portfolio's custodian calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES

   A. INVESTMENT ADVISORY FEE The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $12,289,522, of which $6,031,100 was voluntarily waived for the six months ended February 28, 2001. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $4,096,507, all of which were voluntarily waived for the six months ended February 28, 2001. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3.  INVESTMENT TRANSACTIONS   Purchases,  maturities  and sales of money  market
instruments aggregated $189,317,071,195 and $182,851,361,434, respectively, for the six months ended February 28, 2001.

4. LINE OF CREDIT The Portfolio, along with other funds in the fund family, entered into an agreement with a bank which allows the funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 2001, the commitment fee allocated to the Portfolio was $22,063. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Heath B. McLendon*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Robert I. Frenkel*

TREASURER
Lewis E. Daidone*

*AFFILIATED PERSON OF INVESTMENT ADVISER

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
Salomon Smith Barney Inc.

TRANSFER AGENT
Citi Fiduciary Trust Company
125 Broad Street, New York, NY 10004

SUB-TRANSFER AGENT
PFPC
4400 Computer Drive
West Boro, MA 01581

SUB-TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110
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This  report  is  prepared  for the  information  of  shareholders  of Citi Cash
Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

(C)2001 Citicorp          [RECYCLE LOGO] Printed on recycled paper   CFS/RCR/201